License and services agreements - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of License Agreements [Line Items]
Revenue	$ 845,000	$ 400,000	$ 1,327,000	$ 400,000
Research and development expenses	4,134,000	2,462,000	8,132,000	4,207,000
Amount due to ISMMS under Study			$ 1,000,000.0
Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales			5.00%
Date of expiry of license agreement			Jul. 31, 2025
License agreement period of extension			5 years
License agreement period of notice to be given for termination of agreement			180 days
Milestone Three [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received			25.00%
Milestone One [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	300,000		$ 300,000
Milestone One [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue			2,000,000.0
Milestone Two [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	1,000,000.0		1,000,000.0
Milestone Two [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue			10,000,000.0
Mount Sinai [Member]
Disclosure Of License Agreements [Line Items]
Estimated cost for carrying out of clinical study and fund upon approval of study protoal by the institutional review board			700,000
Mount Sinai [Member] | Mount Sinai COVID-19 sponsored research agreement [Member] | MASKeD-COVID Study [Mmeber]
Disclosure Of License Agreements [Line Items]
Amount obligated to pay for all direct and indirect costs incurred under agreement			1,800,000
Expensed amount	100,000	0	600,000
Mount Sinai [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Research and development expenses	200,000	$ 300,000	400,000	$ 300,000
Mount Sinai [Member] | Milestone One [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	1,500,000		1,500,000
Revenue			50,000,000.0
Mount Sinai [Member] | Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	$ 7,500,000		7,500,000
Revenue			$ 300,000,000.0
Mount Sinai [Member] | Maximum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales			5.00%
Expiration period from first commercial sale of product			12 years
Mount Sinai [Member] | Maximum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received			25.00%
Mount Sinai [Member] | Minimum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales			4.00%
Mount Sinai [Member] | Minimum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received			15.00%